CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
General and administrative expenses	$ 123,634	$ 16,606	$ 370,417	$ 710,080
Loss from operations	(123,634)	(16,606)	(370,417)	(710,080)
Interest earned on marketable securities held in Trust Account	36,858		1,617,663	1,857,342
Net (loss) income	(86,776)	$ (16,606)	1,247,246	1,147,262
Common Class A [Member]
Interest earned on marketable securities held in Trust Account	$ 37,000		$ 1,600,000	$ 1,900,000
Weighted average shares outstanding, basic and diluted	20,125,000		20,125,000	20,125,000
Basic and diluted net loss per share	$ 0.00		$ 0.08	$ 0.08
Common Class B [Member]
Weighted average shares outstanding, basic and diluted	5,031,250	5,031,250	5,031,250	5,031,250
Basic and diluted net loss per share	$ (0.02)	$ 0.00	$ (0.07)	$ (0.08)